Commitments, Contingent Liabilities and Liens (Additional Information) (Details)		12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CEO [Member] USD ($)	Dec. 31, 2014 CEO [Member] ILS	Dec. 31, 2014 Galon Parcel [Member] acre	Dec. 31, 2014 Bank Igud [Member] USD ($)	Dec. 31, 2014 Bank Hapoalim [Member] USD ($)	Dec. 31, 2014 Bank HSBC [Member] USD ($)	Dec. 31, 2014 Bank Leumi [Member] USD ($)
Line of Credit Facility [Line Items]
Amount of line of credit					$ 3,850,000	$ 3,500,000	$ 5,000,000	$ 1,800,000
Line of credit utilized	2,000,000
Operating Leased Assets [Line Items]
Area of land				12.4
Land lease term				49 years
Land lease renewal term				49 years
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Period of compensation		24 months	24 months
Compensation paid quarterly		650,000
Annual fee		60,000
Automotive Expense Reimbursed			17,500